Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
11.	Fair Value of Financial Instruments

The fair values and carrying values of the Company’s financial instruments at September 30, 2014 and December 31, 2013 which are required to be disclosed at fair value, but not recorded at fair value, are noted below.

	September 30, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value

Cash and cash equivalents	$218,585	$218,585	$733,896	$733,896
Senior Notes	65,000	65,000	—	—

ASC Subtopic 820-10, Fair Value Measurements & Disclosures, applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions (inputs) used to price the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 requires significant management judgment. The three levels are defined as follows:

Level 1—Valuations based on quoted prices in active markets for identical instruments that the Company is able to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.

Level 2—Valuations based on quoted prices in active markets for instruments that are similar, or quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The Senior Notes are publicly traded on the New York Stock Exchange and are considered a Level 1 item. The carrying amounts of the Company’s other financial instruments at September 30, 2014 and December 31, 2013 (principally Due from charterers and Accounts payable and accrued expenses) approximate fair values because of the relatively short maturity of these instruments.